FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of fair value measurement of assets and liabilities
	December 31, 2018		December 31, 2017
	Fair Value	Carrying Value	Fair Value	Carrying Value
	$	$	$	$
Financial Assets
FVTPL
Long-term investment	282,508	282,508	666,667	666,667

Amortized cost
Cash and cash equivalents	36,042,090	36,042,090	44,523,145	44,523,145
Accounts receivable	3,579,271	3,579,271	91,822	91,822
Due from related parties	14,973,749	14,973,749	324,674	324,674
Refundable deposits	2,196,391	2,196,391	196,391	196,391

Financial Liabilities
Amortized cost
Accounts payable and accrued liabilities	9,634,464	9,634,464	1,378,645	1,378,645
Current portion of long-term debt	2,503,064	2,503,064	-	-
Deferred payment	22,226,565	22,226,565	-	-
Payable to joint venture	-	-	4,000,000	4,000,000
Due to related parties	1,806,393	1,806,393	247,505	247,505

Schedule of financial instruments
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total
	$	$	$	$
As at December 31, 2018

Financial Assets Long-term investments	166,667	115,841	-	282,508

As at December 31, 2017

Financial Assets Long-term investments	500,000	166,667	-	666,667